Investment in Equity Investees (Details) - USD ($)	Dec. 31, 2020	Jun. 30, 2020
Equity Method Investments and Joint Ventures [Abstract]
Urban Tea Management Inc. (“Meno”)	$ 310,000	$ 210,000
Guokui Management Inc. (“Guokui”)	100,000
Chuangyeying Brand Management Co., Ltd. (“CYY”)	390,589
Store Master Food Trading Co., Ltd. (“Store Master”)	706,818
Less: Share of results of equity investees	(218,330)	(22,245)
Total	$ 1,280,077	$ 187,755